Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	lmpvet_SupplementTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Variable Global High Yield Bond Portfolio	Barclays Global High Yield Index (Hedged)	Bloomberg Barclays Global High Yield Index (Hedged)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio QS Variable Conservative Growth QS Variable Growth QS Variable Moderate Growth Western Asset Core Plus VIT Portfolio	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2016
QS Variable Conservative Growth	May 1, 2016
QS Variable Growth	May 1, 2016
QS Variable Moderate Growth	May 1, 2016

LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Core Plus VIT Portfolio	May 1, 2016
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2016

LEGG MASON PARTNERS VARIABLE EQUITY TRUST | QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2016

LEGG MASON PARTNERS VARIABLE EQUITY TRUST | QS Variable Conservative Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Variable Conservative Growth	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
QS Variable Conservative Growth	May 1, 2016

LEGG MASON PARTNERS VARIABLE EQUITY TRUST | QS Variable Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Variable Growth	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
QS Variable Growth	May 1, 2016

LEGG MASON PARTNERS VARIABLE EQUITY TRUST | QS Variable Moderate Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Variable Moderate Growth	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
QS Variable Moderate Growth	May 1, 2016

LEGG MASON PARTNERS VARIABLE INCOME TRUST | Western Asset Variable Global High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock
LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Variable Global High Yield Bond Portfolio	Barclays Global High Yield Index (Hedged)	Bloomberg Barclays Global High Yield Index (Hedged)

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2016

LEGG MASON PARTNERS VARIABLE INCOME TRUST | Western Asset Core Plus VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock
LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Core Plus VIT Portfolio	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Core Plus VIT Portfolio	May 1, 2016